Revenue - Product or service (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	£ 4,419	£ 3,006	£ 9,709	£ 8,767
Service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	0	0	0	104
Licensing fees - upfront payments and research funding
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	£ 4,419	£ 3,006	£ 9,709	£ 8,663